EMPLOYEE BENEFIT PLANS - Short-term employment benefit plans (Details) - Other liabilities - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFIT PLANS
Current severance obligation	$ 95,732	$ 73,475
Bonuses and short-term benefits	734,916	640,458
Other employment benefit plans	$ 830,648	$ 713,933